SCHEDULE OF OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options, Outstanding Beginning	6,000,000	6,000,000	3,850,000
Weighted Average Exercise Price Outstanding Beginning	$ 0.34	$ 0.34	$ 0.41
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 7 months 20 days	3 years 1 month 20 days	3 years 10 months 17 days	4 years 3 months 18 days
Number of Options, Granted			3,450,000
Weighted Average Exercise Price, Granted			$ 0.13
Number of Options, Exercised			(1,300,000)
Weighted Average Exercise Price, Exercised			$ 0.00
Number of Options, Forfeited-Canceled
Weighted Average Exercise Price, Forfeited-Canceled
Number of Options, Outstanding Ending	6,000,000	6,000,000	6,000,000	3,850,000
Weighted Average Exercise Price Outstanding Ending	$ 0.34	$ 0.34	$ 0.34	$ 0.41
Number of Options,Exercisable	6,000,000	6,000,000	4,521,875
Options Granted, Weighted Average Remaining Contractual Life			5 years
Options Exercised, Weighted Average Remaining Contractual Life			5 years